Label	Element	Value
The Brinsmere Fund - Conservative ETF | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.60%
The Brinsmere Fund - Conservative ETF | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.60%
The Brinsmere Fund - Conservative ETF | Vanguard Short-Term Inflation-Protected Securities ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%
The Brinsmere Fund - Conservative ETF | iShares MBS ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.60%
The Brinsmere Fund - Conservative ETF | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.60%
The Brinsmere Fund - Conservative ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
The Brinsmere Fund - Conservative ETF | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
The Brinsmere Fund - Conservative ETF | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
The Brinsmere Fund - Conservative ETF | Invesco S&P 500 Momentum ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
The Brinsmere Fund - Conservative ETF | Vanguard Value ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
The Brinsmere Fund - Conservative ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
The Brinsmere Fund - Conservative ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
The Brinsmere Fund - Conservative ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
The Brinsmere Fund - Conservative ETF | Cash & Other_1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
The Brinsmere Fund - Conservative ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%